LEASE - Summary of future minimum payment under non-cancelable operating leases (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	¥ 62,025
2025	58,617
2026	34,446
2027	25,295
2028	20,704
2029 and thereafter	16,572
Less: imputed interest	(29,513)
Total	¥ 188,146